UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2004

REHI-QTLY-1004

1.805767.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.3%
	Principal Amount	Value
Homebuilding/Real Estate - 0.2%
LNR Property Corp. 7.25% 10/15/13	$ 500,000	$ 532,500
Hotels - 1.1%
La Quinta Properties, Inc. 8.875% 3/15/11	1,000,000	1,110,000
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,686,020	2,887,471
		3,997,471
TOTAL NONCONVERTIBLE BONDS (Cost $4,273,863)		4,529,971
Asset-Backed Securities - 8.7%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	1,314,174	1,320,745
Series 2003-HE5 Class A, 7% 8/17/33 (c)	763,419	767,236
Series 2003-HE7 Class A, 7% 12/15/33 (c)	1,707,455	1,715,992
Series 2004-HE1 Class A, 7% 1/17/34	1,553,679	1,561,447
Ameriquest NIMS Trust/Ameriquest Asset Holdings Series 2004-RN4 Class A, 4.6% 7/25/34 (c)	1,655,575	1,650,222
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)	1,500,000	1,635,300
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(c)	1,500,000	45,000
Series 1998-A Class F, 7.44% 11/15/14 (b)(c)	2,000,000	20,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (c)	915,838	919,501
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)	2,500,000	2,588,379
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)	4,100,000	4,262,558
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)	1,330,000	1,254,720
Crest Ltd. Series 2000-1A Class D, 10% 8/31/36 (c)	2,200,000	1,320,000
CS First Boston Mortgage Securities Corp. NIMS Trust 5.25% 4/27/34 (c)	1,571,405	1,571,405
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)	4,500,000	3,994,368
GS Mortgage Securities Corp.:
5.5% 11/25/32 (c)	275,812	275,619
5.615% 5/25/34 (d)	1,305,000	1,186,316
Home Equity Asset Trust Series 2003-6 Class NIMS 22, 6.5% 3/27/34 (c)	306,059	306,824
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (c)	62,539	62,851

	Principal Amount	Value
Series 2003-3N Class A, 8% 9/27/33 (c)	$ 84,255	$ 84,887
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (c)	1,291,875	1,291,875
OMI Trust Series 2002-B Class A4, 7.09% 6/15/32	1,100,000	1,000,912
Park Place NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (c)	1,025,000	1,024,693
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)	1,460,000	1,239,803
TOTAL ASSET-BACKED SECURITIES (Cost $31,871,044)		31,100,653
Collateralized Mortgage Obligations - 6.2%

Private Sponsor - 4.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)	887,199	718,908
Class B4, 6.61% 7/25/32 (c)(d)	1,775,365	978,115
Class B5, 6.61% 7/25/32 (c)(d)	1,252,639	206,294
Series 2002-R2 Class 2B4, 4.5922% 7/25/33 (c)(d)	141,931	60,720
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)	815,889	629,510
Class B4, 5.75% 8/25/43 (c)	463,309	248,015
Class B5, 5.75% 8/25/43 (c)	1,089,682	166,176
Series 2003-40:
Class B3, 4.5% 10/25/18	239,185	204,129
Class B4, 4.5% 10/25/18	95,674	70,978
Class B5, 4.5% 10/25/18	325,337	94,348
Series 2003-R1:
Class 2B4, 4.5466% 2/25/43 (c)(d)	111,321	45,868
Class 2B5, 4.5466% 2/25/43 (c)(d)	529,406	72,261
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	772,709	569,390
Series 2003-R3 Class B3, 5.5% 11/25/33	734,639	542,944
Credit-Based Asset Servicing and Securitization LLC Series 2004-AN Class A, 5% 9/27/36 (c)	985,271	976,098
CS First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17	357,819	351,692
Class 4B4, 7% 10/25/17 (c)	107,581	79,957
Class 4B5, 7% 10/25/17 (c)	187,174	104,354
Class 4B6, 7% 10/25/17 (c)	125,601	18,840
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)	640,164	670,972
Class B2, 7% 2/19/30 (c)	548,712	568,774
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Nomura Asset Acceptance Corp. Series 2001-R1A: - continued
Class B4, 7% 2/19/30 (c)	$ 140,015	$ 43,317
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (c)	158,640	143,173
Class B2, 6.5% 5/25/16 (c)	79,356	61,179
Class B3, 6.5% 5/25/16 (c)	108,303	22,072
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)	194,073	147,617
Residential Asset Securitization Trust Series 1999-A2 Class B4, 6.25% 3/25/14 (c)	182,663	182,975
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 17.7738% 10/10/34 (d)	1,512,320	1,557,689
Class B9, 13.7738% 10/10/34 (d)	2,420,005	2,492,605
Series 2003-B Class B9, 13.5238% 7/10/35 (c)(d)	1,718,042	1,785,337
Resix Finance Ltd. floater:
Series 2003-D Class B9, 13.0738% 12/10/35 (c)(d)	494,552	525,072
Series 2004-A:
Class B7, 6.0238% 2/10/36 (c)(d)	497,165	497,163
Class B9, 10.7738% 2/10/36 (c)(d)	809,385	820,887
Series 2004-B:
Class B8, 6.3238% 2/10/36 (c)(d)	215,249	215,249
Class B9, 9.8238% 2/10/36 (c)(d)	703,546	703,546
TOTAL PRIVATE SPONSOR		16,576,224
U.S. Government Agency - 1.6%
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,465,310	1,862,850
Class B4, 5.75% 12/25/42	1,508,477	765,081
Class B5, 5.75% 12/25/42	3,000,226	450,971
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B4, 7% 9/25/41	472,746	277,000
Class B5, 7% 9/25/41	1,501,309	271,409
Class B3, 7% 9/25/41	863,235	721,071
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.5881% 2/25/42	176,636	117,822
Class 3B5, 4.5881% 2/25/42	190,262	26,745

	Principal Amount	Value
Class B4, 6% 2/25/42	$ 1,227,831	$ 676,458
Class B5, 6% 2/25/42	1,125,201	171,242
Fannie Mae REMIC Trust Series 2002-W6 Subordinate REMIC Pass-Through Certificates
Class 3B4, 4.7802% 1/25/42	140,543	65,902
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.5061% 6/25/43	404,571	164,041
Class 2B5, 4.5061% 6/25/43	471,092	67,071
TOTAL U.S. GOVERNMENT AGENCY		5,637,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,357,786)		22,213,887
Commercial Mortgage Securities - 71.4%
Artesia Mortgage CMBS, Inc.:
floater Series 1998-C1 Class F, 6.9067% 6/25/30 (c)(d)	4,513,000	4,606,081
Series 1998-C1 Class NR, 6.3617% 6/25/30 (c)(d)	479,167	56,302
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	2,247,432
Class B2, 7.525% 4/14/29	675,000	549,211
Series 1997-D5:
Class A8, 10.115% 2/14/43	2,885,962	3,377,763
Class PS1, 1.5226% 2/14/43 (d)(e)	25,145,520	1,485,625
Banc of America Commercial Mortgage, Inc.:
Series 2003-1 Class J, 4.9% 9/11/36 (c)	1,240,000	1,076,218
Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	526,010	518,603
Class BWE, 7.226% 10/11/37 (c)	709,624	699,321
Class BWF, 7.55% 10/11/37 (c)	627,000	617,542
Class BWG, 8.155% 10/11/37 (c)	607,000	592,183
Class BWH, 9.073% 10/11/37 (c)	316,350	313,458
Class BWJ, 9.99% 10/11/37 (c)	524,850	519,150
Class BWK, 10.676% 10/11/37 (c)	411,000	404,985
Class BWL, 10.1596% 10/11/37 (c)	692,500	628,801
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class K, 4.1% 5/14/16 (c)(d)	4,000,000	4,000,000
Series 1999-C1 Class H, 5.64% 2/14/31 (c)	1,475,030	1,012,370
Commercial Mortgage Securities - continued
	Principal Amount	Value
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)	$ 660,000	$ 637,791
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.1284% 8/1/24 (c)(d)	272,338	236,934
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 1.832% 10/25/22 (c)(d)	286,679	91,737
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 9.3288% 12/12/13 (c)(d)	1,064,570	883,593
Series 1998-1 Class F, 6.56% 5/18/30 (c)	5,000,000	4,636,000
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)	4,000,000	3,868,744
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)	7,175,000	6,344,270
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	4,347,947
Class H, 6% 11/17/32	4,372,000	3,995,219
Commercial Mortgage pass thru certificates:
Series 2000-C1 Class G, 6.85% 8/15/33 (c)	2,100,000	2,054,100
Series 2001-J1A:
Class F, 6.958% 2/14/34 (c)	1,480,000	1,440,225
Class G, 7.2575% 2/14/34 (c)(d)	1,200,000	1,030,332
CS First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)	3,190,000	1,221,419
Series 1997-C1 Class F, 7.5% 6/20/29 (c)(d)	1,215,000	1,131,469
Series 1998-C1 Class F, 6% 5/17/40 (c)	12,000,000	8,463,158
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)	6,172,000	5,718,496
Class G, 6.75% 11/11/30 (c)	1,065,000	810,480
Series 2000-FL1A:
Class F, 4.0537% 12/15/09 (c)(d)	1,018,000	814,400
Class G, 4.0537% 12/15/09 (c)(d)	1,391,267	765,197
Class H, 4.0537% 12/15/09 (c)(d)	1,414,342	735,458
Class J, 4.0537% 12/15/09 (c)(d)	1,003,070	70,215
Class K, 4.0471% 12/15/09 (c)(d)	1,438,615	57,545
Series 2001-CK6 Class NW, 6.08% 8/15/36	2,050,000	932,229

	Principal Amount	Value
Series 2001-CP4 Class H, 6% 12/15/35 (c)	$ 2,470,000	$ 2,298,824
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(d)(e)	6,026,000	4,637,899
Series 2002-TFLA Class AX, 1.0782% 11/18/12 (c)(d)(e)	68,507,344	470,988
Series 2004-TFLA Class AX, 0.4653% 2/15/14 (c)(d)(e)	44,897,420	1,212,230
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	3,339,719
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31	5,785,000	5,673,112
Series 1998-CG1 Class B4, 7.1598% 6/10/31 (c)(d)	750,000	801,914
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (c)	813,726	23,522
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)	2,500,000	2,584,672
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.8708% 4/29/39 (c)(d)	11,103,978	10,526,224
weighted average coupon Series 1997-CHL1 Class D, 7.8672% 4/29/39 (c)(d)	5,770,339	6,116,559
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)	3,700,000	3,659,702
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (c)(d)	780,000	761,665
Class G, 10% 1/15/34 (c)(d)	720,000	703,778
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class F, 6.02% 5/15/33 (c)	7,100,000	6,771,953
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (c)(d)	1,000,000	863,512
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.843% 7/13/30 (c)(d)	1,700,000	1,831,566
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(d)	420,000	354,751
Class K, 5.067% 8/1/38 (c)(d)	720,000	586,204
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(d)	2,003,000	1,178,345
Class X, 1.7889% 10/15/32 (c)(d)(e)	29,890,250	1,527,206
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	7,810,000	7,587,292
Series 1999-C7:
Class F, 6% 10/15/35 (c)	2,415,000	2,391,864
Class G, 6% 10/15/35 (c)	13,273,000	9,614,430
Class H, 6% 10/15/35 (c)	1,991,000	1,164,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
J.P. Morgan Commercial Mortgage Finance Corp.: - continued
Class NR, 6% 10/15/35 (c)	$ 6,250,000	$ 1,469,000
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9938% 4/25/21 (c)(d)	637,761	567,607
LB UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (c)(d)(e)	28,513,353	979,240
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (c)	600,000	600,000
Class E, 7.792% 5/28/30 (c)	800,000	647,358
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)	1,393,000	989,658
Class M, 5.45% 5/28/40 (c)(d)	1,533,000	920,157
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (c)(e)	45,885,000	409,450
Merrill Lynch Mortgage Trust Series 2002-MW1 Class H, 5.695% 7/12/34 (c)	1,475,000	1,366,449
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class F, 9.422% 10/15/13	645,000	628,875
Class G, 12.349% 10/15/13	465,000	455,282
Class X, 8.056% 1/15/18 (e)	998,864	466,043
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (c)	4,214,352	4,354,612
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	2,010,000	2,049,822
Series 1997-RR:
Class E, 7.6786% 4/30/39 (c)(d)	2,170,117	2,464,285
Class G1, 7.6786% 4/30/39 (c)(d)	5,350,864	1,230,699
Series 1997-WF1 Class F, 6.83% 7/15/29 (c)	1,520,000	1,540,663
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	7,000,000	7,271,013
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)	5,935,000	6,210,653
Class G, 6.01% 11/15/30 (c)	8,985,745	8,407,639
Mortgage Capital Funding, Inc.:
Series 1997-MC2 Class F, 7.214% 11/20/27 (c)	9,381,364	9,673,066
Series 1998-MC3 Class F, 7.2957% 11/18/31 (c)(d)	4,300,000	4,262,711
Nationslink Funding Corp.:
Series 1998-2:
Class E, 7.105% 8/20/30	2,000,000	2,207,785
Class F, 7.105% 8/20/30 (c)	6,500,000	6,381,172
Class G, 5% 8/20/30 (c)	1,315,000	891,681
Series 1999-1 Class H, 6% 1/20/31 (c)	1,340,000	1,220,796

	Principal Amount	Value
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (c)	$ 8,453,000	$ 8,400,532
weighted average coupon Series 1994-MD1 Class B2, 10.8103% 3/15/18 (b)(c)(d)	4,746,912	1,376,605
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (c)	5,862,000	6,685,428
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.928% 2/15/13 (c)(d)	3,765,000	3,672,640
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)	4,130,000	3,987,225
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.9357% 1/15/19 (c)(d)	1,450,000	524,889
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(d)	2,500,000	2,151,660
Series 2000-NL1 Class H, 6.8037% 10/15/30 (c)(d)	2,900,000	3,050,092
Series 1999-C1 Class G, 7.1531% 5/18/32 (c)(d)	5,412,500	5,144,835
Series 2000-C3 Class X, 1.6835% 12/18/33 (c)(d)(e)	32,158,273	2,092,079
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (c)	500,000	565,437
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2018% 10/18/31 (c)(d)	1,600,000	1,633,929
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $232,971,491)		256,625,915
Common Stocks - 0.4%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 9/17/04 (a)	6,236,357	62
Healthcare - 0.0%
Fountain View, Inc. (f)	869	14,564
Homebuilding/Real Estate - 0.4%
Newcastle Investment Holdings Corp. (c)	25,000	187,500
PS Business Parks, Inc. unit	44,000	1,104,400
		1,291,900
TOTAL COMMON STOCKS (Cost $1,162,509)		1,306,526
Preferred Stocks - 5.1%
	Shares	Value
Convertible Preferred Stocks - 1.2%
Homebuilding/Real Estate - 1.2%
Equity Office Properties Trust Series B, 5.25%	44,300	$ 2,241,580
Glenborough Realty Trust, Inc. Series A, 7.75%	80,639	2,028,071
		4,269,651
Nonconvertible Preferred Stocks - 3.9%
Automotive - 0.3%
Capital Automotive 6.75%	44,000	1,056,000
Homebuilding/Real Estate - 3.4%
American Home Mortgage Investment Corp. Series A, 9.375%	65,000	1,703,000
Annaly Mortgage Management, Inc. Series A, 7.875%	65,000	1,605,500
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	439,725
Series Q, 10.10%	13,300	352,450
Series R, 10.00%	10,500	280,455
Series T, 8.00%	103,000	2,595,600
Series U, 7.75%	16,000	392,800
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,678,000
Pennsylvania Real Estate Investment Trust 11.00%	3,600	213,300
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	39,000	1,039,350
RAIT Investment Trust Series A, 7.75%	39,200	958,440
		12,258,620
Hotels - 0.2%
Innkeepers USA Trust Series C, 8.00%	35,000	896,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,210,620
TOTAL PREFERRED STOCKS (Cost $16,938,780)		18,480,271
Floating Rate Loans - 1.2%
	Principal Amount	Value
Hotels - 1.2%
Wyndham International, Inc. term loan 6.375% 6/30/06 (d) (Cost $4,448,270)	$ 4,518,699	$ 4,428,325
Preferred Securities - 1.4%
Homebuilding/Real Estate - 1.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 19.2633% 12/28/35 (c)(d)	1,500,000	1,473,691
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 18.532% 6/28/38 (c)(d)	2,730,000	2,829,496
Crest G-Star Ltd. Series 2001-2A Class PS, 30.6609% 2/25/32 (c)(d)	1,100,000	880,258
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,183,445
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.58%, dated 8/31/04 due 9/1/04) (Cost $15,504,000)	$ 15,504,679	15,504,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $333,758,170)	359,372,993
NET OTHER ASSETS - 0.0%	144,507
NET ASSETS - 100%	$ 359,517,500
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $267,262,783 or 74.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,564 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03	$ 9
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $333,555,047. Net unrealized appreciation aggregated $25,817,946, of which $34,265,934 related to appreciated investment securities and $8,447,988 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Short
Intermediate Government Fund

August 31, 2004

ISIG-QTLY-1004

1.805749.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 89.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 47.1%
Fannie Mae:
2.375% 12/15/05	$ 10,000,000	$ 10,015,360
2.375% 2/15/07	8,450,000	8,362,466
2.5% 6/15/06	3,285,000	3,283,486
2.625% 11/15/06	5,585,000	5,573,769
3.25% 1/15/08	5,210,000	5,221,577
5.5% 3/15/11	95,000	102,346
6.25% 2/1/11	575,000	635,151
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	9,550,000	10,045,741
Federal Home Loan Bank:
1.5% 8/19/05	8,875,000	8,826,143
5.8% 9/2/08	20,115,000	21,827,651
Freddie Mac:
2.375% 4/15/06	84,750,000	84,728,221
2.875% 12/15/06	38,495,000	38,615,990
3.625% 9/15/08	21,053,000	21,211,487
4.375% 2/4/10	12,200,000	12,250,972
5.875% 3/21/11	475,000	516,162
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	962,516	1,021,065
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	22,798	22,915
Series 1993-D, 5.23% 5/15/05	55,529	56,317
Series 1994-F, 8.187% 12/15/04	223,021	226,969
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1992-A, 7.02% 9/1/04	521,623	521,696
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,209,615	1,336,286
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,824,060
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		237,225,830
U.S. Treasury Obligations - 42.0%
U.S. Treasury Bonds 11.75% 2/15/10	1,199,000	1,252,486
U.S. Treasury Notes:
1.625% 2/28/06	25,920,000	25,711,422
2.625% 11/15/06	27,100,000	27,182,574
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 6/30/06	$ 23,732,000	$ 23,909,064
2.75% 7/31/06	41,181,000	41,470,544
3% 2/15/09	10,000,000	9,917,970
3.25% 1/15/09	15,000,000	15,045,120
3.625% 7/15/09	10,000,000	10,142,580
3.875% 5/15/09	15,000,000	15,398,430
4.75% 5/15/14	10,400,000	10,914,717
5.625% 5/15/08	18,136,000	19,809,336
6% 8/15/09	10,000,000	11,215,230
TOTAL U.S. TREASURY OBLIGATIONS		211,969,473
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $447,175,988)		449,195,303
U.S. Government Agency - Mortgage Securities - 4.2%

Fannie Mae - 3.2%
5.5% 1/1/09 to 11/1/17	3,215,123	3,337,800
6% 9/1/08 to 10/1/16	4,583,398	4,829,379
6.5% 2/1/10 to 4/1/33	2,491,147	2,627,021
6.5% 9/1/19 (a)	2,209,417	2,344,053
6.5% 9/1/34 (a)	471,995	495,595
7% 1/1/10 to 6/1/31	773,648	822,106
7% 9/1/19 (a)	141,391	150,095
8% 8/1/09	53,897	56,569
9% 2/1/13 to 8/1/21	356,578	396,490
9.5% 5/1/09 to 11/1/21	33,736	36,759
10.5% 5/1/10 to 8/1/20	73,510	82,850
11% 11/1/10 to 9/1/14	417,294	466,728
11.5% 11/1/15 to 7/15/19	307,885	351,490
12% 4/1/15	15,906	18,275
12.5% 3/1/16	22,726	26,122
		16,041,332
Freddie Mac - 0.6%
5% 10/1/33	932,654	928,041
6.5% 5/1/08	74,619	79,238
7.5% 11/1/12	315,792	339,701
8% 9/1/07 to 12/1/09	210,076	219,657
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 7/1/06 to 6/1/14	$ 241,443	$ 254,601
9% 12/1/07 to 3/1/22	149,096	163,718
9.5% 1/1/17 to 12/1/22	439,501	489,940
10% 1/1/09 to 6/1/20	124,962	138,395
10.5% 9/1/16 to 5/1/21	67,022	74,049
11% 12/1/11	2,855	3,163
11.5% 10/1/15	5,767	6,558
12% 9/1/11 to 11/1/19	31,685	36,017
12.25% 11/1/14	27,418	31,300
12.5% 8/1/10 to 6/1/19	337,189	383,794
		3,148,172
Government National Mortgage Association - 0.4%
8% 11/15/09 to 12/15/23	1,662,531	1,792,434
8.5% 5/15/16 to 3/15/17	53,635	59,182
10.5% 1/15/16 to 1/15/18	202,748	229,478
11% 10/20/13	5,610	6,307
12.5% 11/15/14	65,083	75,298
13.5% 7/15/11	11,876	13,782
		2,176,481
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,580,496)		21,365,985
Collateralized Mortgage Obligations - 4.4%

U.S. Government Agency - 4.4%
Fannie Mae:
floater Series 1994-42 Class FK, 4.19% 4/25/24 (b)	3,000,000	3,044,390
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	5,000,000	5,225,570
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	139,822	139,439
floater Series 2002-74 Class FV, 2.065% 11/25/32 (b)	3,428,658	3,452,035
planned amortization class Series 2002-8 Class PD, 6.5% 7/25/30	1,010,126	1,032,029
Series 2002-50 Class LE, 7% 12/25/29	254,949	260,571
Series 2004-21 Class ZJ, 5.5% 6/25/32	146,825	146,617
Series 2004-54 Class ZK, 5% 7/25/19	300,636	300,084
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 2% 11/15/32 (b)	1,530,739	1,535,397
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	$ 1,993,745	$ 2,054,278
Series 2435 Class EL, 6% 9/15/27	41,972	41,933
Series 2461 Class PG, 6.5% 1/15/31	827,174	844,854
Series 2466 Class DE, 6.5% 4/15/30	208,516	208,802
Series 2473 Class JB, 5.5% 2/15/29	208,919	209,589
sequential pay Series 1929 Class EZ, 7.5% 2/17/27	2,869,317	3,098,667
Series 2749 Class MZ, 5% 2/15/24	68,734	68,666
Series 2802 Class Z, 5.5% 4/15/33	154,904	154,750
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	272,325	275,554
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,189,847)		22,093,225
Cash Equivalents - 5.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.59%, dated 8/31/04 due 9/1/04) (Cost $29,548,000) (c)	$ 29,549,305	29,548,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $519,494,331)		522,202,513
NET OTHER ASSETS - (3.6)%		(18,303,826)
NET ASSETS - 100%		$ 503,898,687
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $519,690,271. Net unrealized appreciation aggregated $2,512,242, of which $3,617,938 related to appreciated investment securities and $1,105,696 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004